Quarterly Financial Data - Summary of Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interim Reporting [Line Items]
Net revenues	$ 427,898	$ 418,498	$ 419,800	$ 361,026	$ 398,475	$ 399,345	$ 397,078	$ 346,362	$ 1,627,222	$ 1,541,260	$ 1,500,294
Type of Revenue [Extensible List]	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember
Net revenues less direct advertising expenses	$ 285,826	$ 277,799	$ 279,016	$ 222,733	$ 259,491	$ 264,368	$ 262,003	$ 214,518
Net income applicable to common stock	$ 95,601	$ 93,965	$ 100,340	$ 14,961	$ 87,072	$ 96,240	$ 92,303	$ 41,696	$ 304,867	$ 317,311	$ 298,444
Net income									$ 305,232	$ 317,676	$ 298,809
Net income per common share basic	$ 0.97	$ 0.95	$ 1.02	$ 0.15	$ 0.89	$ 0.98	$ 0.94	$ 0.43	$ 3.09	$ 3.24	$ 3.07
Net income per common share diluted	$ 0.96	$ 0.95	$ 1.02	$ 0.15	$ 0.89	$ 0.98	$ 0.94	$ 0.42	$ 3.08	$ 3.23	$ 3.05
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Interim Reporting [Line Items]
Net revenues	$ 427,898	$ 418,498	$ 419,800	$ 361,026	$ 398,475	$ 399,345	$ 397,078	$ 346,362	$ 1,627,222	$ 1,541,260	$ 1,500,294
Type of Revenue [Extensible List]	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember
Net revenues less direct advertising expenses	$ 285,826	$ 277,799	$ 279,016	$ 222,733	$ 259,491	$ 264,368	$ 262,003	$ 214,518
Net income	$ 95,788	$ 94,165	$ 100,520	$ 15,158	$ 87,249	$ 96,437	$ 92,479	$ 41,893	$ 305,631	$ 318,058	$ 299,181